Property And Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Yingxi Industrial Chain Group Co Ltd [Member]
Depreciation	$ 52,652	$ 35,185	$ 102,967	$ 91,368